Appendix I - Information on Group Companies, Associates and others (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Diagnostic Grifols, S.A.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Instituto Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Laboratorios Grifols, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	98.60%	98.60%	98.60%
Proportion of indirect ownership interest	1.40%	1.40%	1.40%
Biomat, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Grifols Engineering, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.95%	99.95%	99.95%
Proportion of indirect ownership interest	0.05%	0.05%	0.05%
Biomat USA, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Biologicals LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Australia Pty Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Medion Grifols Diagnostic AG
Information on group companies associates and others
Proportion of indirect ownership interest	55.00%	55.00%	100.00%
Grifols Therapeutics LLC
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Talecris Plasma Resources, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Worldwide Operations Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Progenika Biopharma, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	91.88%	91.88%	99.998%
Proportion of indirect ownership interest	8.12%	8.12%
Asociacion I+D Progenika
Information on group companies associates and others
Proportion of indirect ownership interest			99.998%
Grifols Diagnostics Solutions Inc (formerly G-C Diagnostics Corp.)
Information on group companies associates and others
Proportion of direct ownership interest			100.00%
Proportion of indirect ownership interest	55.00%	55.00%
Grifols Worldwide Operations USA Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Asia Pacific Pte, Ltd
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Movaco, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.999%	99.999%	99.999%
Proportion of indirect ownership interest	0.001%	0.001%	0.001%
Grifols Portugal Productos Farmacuticos e Hospitalares, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	0.01%	0.01%	0.01%
Proportion of indirect ownership interest	99.99%	99.99%	99.99%
Grifols Chile, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.00%	99.00%	99.00%
Grifols USA, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Argentina, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	95.01%	95.01%	95.01%
Proportion of indirect ownership interest	4.99%	4.99%	4.99%
Grifols s.r.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (Thailand) Ltd
Information on group companies associates and others
Proportion of indirect ownership interest	48.00%	48.00%	48.00%
Grifols Malaysia Sdn Bhd
Information on group companies associates and others
Proportion of indirect ownership interest	30.00%	30.00%	30.00%
Grifols International, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.998%	99.998%	99.998%
Proportion of indirect ownership interest	0.002%	0.002%	0.002%
Grifols Italia S.p.A
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols UK Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Brasil, Lda.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Proportion of indirect ownership interest	0.00%	0.00%
Grifols France, S.A.R.L.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Polska Sp.z.o.o.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Logstica Grifols, S.A. de C.V.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Mexico, S.A. de C.V.
Information on group companies associates and others
Proportion of direct ownership interest	99.98%	99.98%	99.98%
Proportion of indirect ownership interest	0.02%	0.02%	0.02%
Medion Diagnostics GmbH
Information on group companies associates and others
Proportion of indirect ownership interest			100.00%
Grifols Nordic, AB
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Colombia, Ltda
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	99.99%
Proportion of indirect ownership interest	0.01%	0.01%	0.01%
Grifols Deutschland GmbH
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Canada, Ltd.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Pharmaceutical Technology (Shanghai) Co., Ltd. (formerly Grifols Pharmaceutical Consulting (Shanghai) Co., Ltd.)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Switzerland AG
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols (H.K.), Limited
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Japan K.K.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols India Healthcare Private Ltd
Information on group companies associates and others
Proportion of direct ownership interest	99.984%	99.984%	99.984%
Proportion of indirect ownership interest	0.016%	0.016%	0.016%
Grifols Diagnostics Equipment Taiwan Limited
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Grifols Viajes, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.90%	99.90%	99.90%
Proportion of indirect ownership interest	0.10%	0.10%	0.10%
Squadron Reinsurance Designated Activity Company (formerly Squadron Reinsurance Ltd.)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Grifols Shared Services North America, Inc. (formerly Grifols Inc.)
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Gripdan Invest, S.L
Information on group companies associates and others
Proportion of direct ownership interest	100.00%	100.00%	100.00%
Gri-Cel, S.A. (merged with Instituto Grifols, S.A. in 2019)
Information on group companies associates and others
Proportion of direct ownership interest			0.001%
Proportion of indirect ownership interest			99.999%
Araclon Biotech, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	75.10%	75.10%	73.22%
VCN Bioscience, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	86.83%	81.34%	81.34%
Grifols Innovation and New Technologies Limited
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
PBS Acquisition Corp. (merged with IBBI in 2019)
Information on group companies associates and others
Proportion of indirect ownership interest			100.00%
Kiro Grifols S. L (formerly Kiro Robotics S.L)
Information on group companies associates and others
Proportion of direct ownership interest	90.00%	90.00%	90.00%
Chiquito Acquisition Corp.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%	100.00%
Aiges Minerals de Vilajuiga, S.A.
Information on group companies associates and others
Proportion of direct ownership interest	99.99%	99.99%	100.00%
Proportion of indirect ownership interest	0.01%	0.01%
Goetech LLC (D/B/A Medkeeper)
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	54.76%	54.76%
Interstate Blood Bank, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%	100.00%
Alkahest, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	42.45%
Green Cross Biotherapeutics
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%
GCAM, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%
Grifols Laboratory Solutions, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	100.00%
Grifols Korea Co., Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	100.00%
Aradigm Corporation
Information on group companies associates and others
Proportion of indirect ownership interest	35.13%	35.13%	35.13%
Mecwins, S.L.
Information on group companies associates and others
Proportion of indirect ownership interest	24.99%	24.99%	24.99%
Alkahest, Inc.
Information on group companies associates and others
Proportion of indirect ownership interest		47.58%	47.58%
Albajuna Therapeutics, S.L
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	30.00%
Interstate Blood Bank, Inc
Information on group companies associates and others
Proportion of indirect ownership interest			49.19%
Bio Blood Components Inc
Information on group companies associates and others
Proportion of indirect ownership interest			48.972%
Plasma Biological Services, LLC
Information on group companies associates and others
Proportion of indirect ownership interest			48.90%
Singulex, Inc
Information on group companies associates and others
Proportion of indirect ownership interest	19.33%	19.33%	19.33%
Access Biologicals, LLC.
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Access Biologicals IC-DISC, Inc [Member]
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Access Cell Culture, LLC
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
Access Manufacturing, LLC
Information on group companies associates and others
Proportion of indirect ownership interest			49.00%
Access Plasma, LLC
Information on group companies associates and others
Proportion of indirect ownership interest	49.00%	49.00%	49.00%
GigaGen Inc.
Information on group companies associates and others
Proportion of indirect ownership interest	43.96%	43.96%	43.96%
Plasmavita Healthcare GmbH
Information on group companies associates and others
Proportion of indirect ownership interest		50.00%	50.00%
Medcom Advance, S.A
Information on group companies associates and others
Proportion of indirect ownership interest	45.00%	45.00%
Plasmavita Healthcare II GmbH
Information on group companies associates and others
Proportion of indirect ownership interest		50.00%
Shanghai RAAS Blood Products Co., Ltd.
Information on group companies associates and others
Proportion of direct ownership interest	26.20%
Plasmavita Healthcare GmbH (Germany)
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%
Plasmavita Healthcare II GmbH
Information on group companies associates and others
Proportion of indirect ownership interest	50.00%